Other current assets - Summary of Other Current Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous Current Assets [Abstract]
Prepayments	£ 8,200	£ 4,309
VAT receivable	1,545	1,211
Total other current assets	£ 9,745	£ 5,520